Note 9 - Share Capital (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions						3 Months Ended			12 Months Ended
	Aug. 11, 2022 CAD ($) $ / shares shares	Aug. 11, 2022 USD ($) $ / shares shares	Aug. 10, 2022 CAD ($) $ / shares shares	Aug. 10, 2022 USD ($) $ / shares shares	Apr. 15, 2020 CAD ($) $ / shares shares	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 CAD ($)	Feb. 17, 2023 USD ($)	Dec. 30, 2020 USD ($)
Statement Line Items [Line Items]
Proceeds from issuing shares						$ 848	$ 3,509	$ 11,411
Operating expense									$ 16,303		$ 22,473		$ 17,395
Number of warrants issued (in shares) | shares									13,333,334	13,333,334
Agents [member] | Warrants issued in overallotment [member]
Statement Line Items [Line Items]
Number of shares issued upon exercise of each warrant (in shares) | shares					1
Exercise price of warrants (in dollars per share) | $ / shares					$ 3.10
Number of warrants issued (in shares) | shares					118,723
Agents [member] | Warrants issued in overallotment [member] | Warrants [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value					$ 69
Shares issued in connection with August 2022 public offering [Member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding through issued financing (in shares) | shares	13,333,334	13,333,334	13,333,334	13,333,334
Price per shares issued (in CAD per share) | $ / shares	$ 1.50		$ 1.50
Proceeds from issuing shares	$ 25,600	$ 20.0	$ 25,600	$ 20.0
Number of common shares per unit (in shares) | shares	1	1	1	1
Common shares, fair value per unit (in dollars per share) | $ / shares				$ 1.06
Number of warrants per unit issued (in shares) | shares	1	1	1	1
Warrant fair value per unit (in dollars per share) | $ / shares				$ 0.44
Number of shares issued upon exercise of each warrant (in shares) | shares	1	1	1	1
Exercise price of warrants (in dollars per share) | $ / shares		$ 1.85		$ 1.85
Payments for share issue costs	$ 1,700	$ 2.2	$ 1,700	$ 2.2
Share issue related cost	1,200	1.6	1,200	1.6
Operating expense	$ 500	$ 0.6	$ 500	$ 0.6
Over-allotment shares option issued in connection with March 2020 public offering [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding through issued financing (in shares) | shares					1,693,548
Price per shares issued (in CAD per share) | $ / shares					$ 3.10
Proceeds from issuing shares					$ 5,300
Payments for share issue costs					32
Payments for commissions					$ 368
Shares issued in connection with ATM Offering [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding through issued financing (in shares) | shares									656,656	656,656	1,748,600	1,748,600
Price per shares issued (in CAD per share) | $ / shares										$ 1.20		$ 1.77
Proceeds from issuing shares										$ 0.8		$ 3.1
Payments for share issue costs										0.1		0.1
Payments for commissions										$ 0.8		$ 2.8
Shares to be issued, maximum aggregate offering price															$ 25.0
Shares issued in 2023 ATM [Member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding through issued financing (in shares) | shares									0	0
Shares to be issued, maximum aggregate offering price														$ 10.0